Income Taxes (Details) - USD ($)		3 Months Ended		9 Months Ended		12 Months Ended
	Mar. 27, 2020	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Income Taxes [Line Items]
Valuation allowance						$ 8,499,983	$ 4,132,018
Valuation allowance increased						4,012,802	3,323,197
Unrecognized tax benefits		$ 0		$ 0
Accrued interest or penalties
Taxable income percentage	80.00%
Provision for income tax benefit
Non-taxable income		$ 100,000		$ 8,300,000
Domestic Tax Authority [Member]
Income Taxes [Line Items]
Federal and state net operating loss carryforwards						18,224,037	12,468,027
State and Local Jurisdiction [Member]
Income Taxes [Line Items]
Federal and state net operating loss carryforwards						$ 24,505,008	13,221,253
State net operating loss carryforwards expire						2026
Research Tax Credit Carryforward [Member] | Domestic Tax Authority [Member]
Income Taxes [Line Items]
Research and development credit carryforwards						$ 93,915	91,217
Federal research and development credit carryforwards expire						2040
Research Tax Credit Carryforward [Member] | State and Local Jurisdiction [Member]
Income Taxes [Line Items]
Research and development credit carryforwards						$ 292,083	$ 208,150